Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Warrant [Member]	Common Stock Subscribed [Member]	Subscription Receivable [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2014	$ 423,240	$ 11,353,508	$ 25,324			$ 287,082	$ (4,809,086)	$ 7,280,068
Balance at Dec. 31, 2015	$ 517,725	17,018,285	15,876	$ 13,799	$ (827,952)	(100,477)	(6,146,463)	$ 10,490,793
Balance (in shares) at Dec. 31, 2014	4,232,400
Common stock issued upon exercise of warrants, $6.00 per share (in shares)	944,845							944,845
Common stock issued upon exercise of warrants, $6.00 per share	$ 94,485	5,584,033	(9,448)					$ 5,669,070
Costs associated with warrant exercise		(733,409)						(733,409)
Common stock subscribed		814,153		13,799	(827,952)
Other comprehensive loss						(387,559)		(387,559)
Net loss							(1,337,377)	(1,337,377)
Balance (in shares) at Dec. 31, 2015	5,177,245
Balance at Mar. 31, 2016	$ 553,204	18,119,460		900	(54,012)	171,102	(6,473,180)	$ 12,317,474
Common stock issued upon exercise of warrants, $6.00 per share (in shares)	354,794							354,794
Common stock issued upon exercise of warrants, $6.00 per share	$ 35,479	2,109,161	(15,876)					$ 2,128,764
Costs associated with warrant exercise		(246,945)						(246,945)
Common stock subscribed		(761,041)		(12,899)	773,940
Other comprehensive loss						271,579		271,579
Net loss							(326,717)	(326,717)
Balance (in shares) at Mar. 31, 2016	5,532,039
Balance at Dec. 31, 2015	$ 517,725	17,018,285	15,876	13,799	(827,952)	(100,477)	(6,146,463)	10,490,793
Balance at Dec. 31, 2016	$ 556,595	18,017,163				239,461	(7,432,236)	11,380,983
Balance (in shares) at Dec. 31, 2015	5,177,245
Common stock issued, $7 per share (in shares)	16,695
Common stock issued, $7 per share	$ 1,670	115,195						116,865
Common stock issued upon exercise of warrants, $6.00 per share (in shares)	372,003
Costs associated with common stock issued		(512,858)						(512,858)
Common stock issued upon exercise of warrants, $6.00 per share	$ 37,200	2,210,694	$ (15,876)					2,232,018
Common stock subscribed		(814,153)		$ (13,799)	$ 827,952
Other comprehensive loss						339,938		339,938
Net loss							(1,285,773)	(1,285,773)
Balance (in shares) at Dec. 31, 2016	5,565,943
Balance at Mar. 31, 2017	$ 558,371	18,069,599				262,498	(7,600,984)	11,289,484
Common stock issued, $7 per share (in shares)	17,759
Common stock issued, $7 per share	$ 1,776	122,537						124,313
Costs associated with common stock issued		$ (70,101)						(70,101)
Other comprehensive loss						$ 23,037		23,037
Net loss							$ (168,748)	$ (168,748)
Balance (in shares) at Mar. 31, 2017	5,583,702